Convertible Debentures (Details) - USD ($)				12 Months Ended
	Oct. 21, 2022	Jun. 19, 2020	Nov. 22, 2019	Jun. 30, 2023	Jun. 30, 2022
Convertible Debentures
Aggregate principal amount				$ 1,800,000
Warrants to purchase ordinary shares				4,667
Issuance cost incurred				$ 300,000	$ 0
Amortization of debt issuance cost				645,196
Amortization of debentures discount				$ 357,995	$ 0
Prime Rate [Member]
Convertible Debentures
Interest rate (as a percent)	5.00%
Interest rate	9.00%
Convertible Debenture
Convertible Debentures
Aggregate principal amount	$ 2,100,000
Interest rate (as a percent)	116.00%
Purchase price of warrants	$ 1,974,000
Fair value adjustments of warrants	1,007,799
Fair value of interest	1,872,536
Proceeds from issuance of debt	1,198,804
Proceeds from issuance of warrants	$ 645,196
Conversion price (in dollars per share)	$ 0.33
Weighted average interest rate	115.00%
Interest rate	12.00%
Convertible Debenture | Prime Rate [Member]
Convertible Debentures
Interest rate	6.00%
Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Convertible Debentures
Fair value adjustments of warrants			$ 1,007,799
Interest rate	15.00%
Convertible Debenture issued on June 19, 2020, July 17, 2020, August 14, 2020, and November 13, 2020
Convertible Debentures
Beneficial conversion feature		$ 256,000
Ordinary Shares | Convertible Debenture
Convertible Debentures
Warrants to purchase ordinary shares	5,925,599
Conversion price (in dollars per share)	$ 0.06
Weighted average interest rate	20.00%
Maximum | Convertible Debenture
Convertible Debentures
Warrants to purchase ordinary shares	5,108,275